Other income / (losses), net (Tables)	12 Months Ended
Dec. 31, 2019
Other income / (losses), net
	Year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000

Exchange (loss) / gain, net	(30)	7	(46)
Rental income	82	51	32
	52	58	(14)

ZHEJIANG TIANLAN
Other income / (losses), net

Other income, net

	Year ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000

Gain on disposal of property, plant and equipment	39	-	-
Subsidy income	5,957	5,537	2,262
Sales of scrapped materials	-	-	37
Investment income	-	1,661	(405)
Others	280	1,363	(7)

	6,276	8,561	1,887

Other losses

	Year ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000

Bad debts written off	5,383	13,946	-
Impairment loss on property, plant and equipment	-	33,500	-
Investment loss	241	-	-

	5,624	47,446	-